Business, Basis of Presentation and Business Combinations (Details 1) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Patents, net	$ 283,944	$ 296,611	$ 628,776
Prostascint Business [Member]
Finite-Lived Intangible Assets [Line Items]
2017		159,000
2018		159,000
2019		159,000
2020		159,000
2021		159,000
Thereafter		616,000
Patents, net		1,411,000
Primsol Business [Member]
Finite-Lived Intangible Assets [Line Items]
2017		245,000
2018		245,000
2019		245,000
2020		245,000
2021		245,000
Thereafter		72,000
Patents, net		$ 1,297,000